Intangibles - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 10,238	$ 9,011
Additions	1,072	1,126
Disposals	(14)	(13)
Amortization	(292)	(272)
Translation adjustment	696	386
Balance at end of year	11,631	10,238
Transfer to held for sale	(69)
Intangible assets and goodwill	11,631	10,238
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	13,866	12,089
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,235)	(1,851)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,189	3,208
Translation adjustment	142	(19)
Balance at end of year	3,263	3,189
Transfer to held for sale	(68)
Intangible assets and goodwill	3,263	3,189
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	3,263	3,189
Ifrs Concessions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,434	5,223
Additions	1,013	1,087
Disposals	(14)	(13)
Amortization	(251)	(229)
Translation adjustment	507	366
Balance at end of year	7,689	6,434
Intangible assets and goodwill	7,689	6,434
Ifrs Concessions [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	9,394	7,808
Ifrs Concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,705)	(1,374)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	87	86
Additions	53	39
Amortization	(41)	(43)
Translation adjustment	6	5
Balance at end of year	104	87
Transfer to held for sale	(1)
Intangible assets and goodwill	104	87
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	634	564
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(530)	(477)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	528	494
Additions	6
Translation adjustment	41	34
Balance at end of year	575	528
Intangible assets and goodwill	575	528
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	$ 575	$ 528